Income Taxes - Reconciliation of expected tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Profit (Loss) before income tax	€ (388,785)	€ (253,390)	€ (410,327)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	€ 107,110	€ 69,809	€ 113,045
Effects deriving from differences to the expected tax rate	54	9	40
Taxes for prior years	19	495
Other non-deductible expenses and taxes	(155)	(59)	(209)
Changes in the realization of deferred tax assets	(72,434)	(76,074)	(67,465)
Other	(34,928)	6,146	(46,120)
Income tax as per consolidated statement of operations	€ (334)	€ 326	€ (709)
Effective tax rate in %	(0.10%)	0.10%	(0.20%)
Equity settled share-based payments	€ 22,805	€ 27,380	€ 53,350
Equity settled share-based payments	10,444	22,817
Reconciliation effect of share-based payments	2,877	6,286
Fair value adjustments of Warrants	123,389	29,689
Reconciliation effect of fair value adjustments of warrants	33,994	8,179
Transaction costs deducted from equity	6,112	7,402
Reconciliation effect of transaction costs deducted from equity	1,683	2,039
Non-cash share listing expense			111,109
Income tax reconciliation effect of non-cash share listing expense			30,610
Other share-based payments			40,321
Income tax reconciliation effect of other share-based payments			11,108
Conversion	€ (39)	€ (562)	96,193
Reorganization Warrants
Income Taxes
Fair value adjustments of Warrants			4,454
Reconciliation effect of fair value adjustments of warrants			1,227
Azul
Income Taxes
Fair value adjustments of Warrants			13,030
Reconciliation effect of fair value adjustments of warrants			3,590
Conversion			6,351
Income tax reconciliation effect of embedded derivative of the convertible loans			€ 1,750